Net Loss Per Share - Schedule of Net Loss Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Net loss	$ (56,093)	$ (8,409)
Weighted average common stock outstanding, diluted (in shares)	52,888,268	49,676,523
Net loss per common share, diluted (in dollars per share)	$ (1.06)	$ (0.17)